OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid expenses	5,139	9,259	1,492
Loan to a third-party	—	5,500	886
Development service fees	—	26,604	4,288
Technical supporting fees	—	18,664	3,008
Rental deposits	—	8,746	1,410
Others	—	2,452	395

Total	5,139	71,225	11,479